Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2024
Document Effective Date	Mar. 01, 2024
Prospectus Date	Mar. 01, 2024
BNY Mellon Concentrated International ETF | BNY Mellon Concentrated International ETF
Prospectus:
Trading Symbol	BKCI
BNY Mellon Global Infrastructure Income ETF | BNY Mellon Global Infrastructure Income ETF
Prospectus:
Trading Symbol	BKGI
BNY Mellon US Large Cap Core Equity ETF | BNY Mellon US Large Cap Core Equity ETF
Prospectus:
Trading Symbol	BKLC
BNY Mellon US Mid Cap Core Equity ETF | BNY Mellon US Mid Cap Core Equity ETF
Prospectus:
Trading Symbol	BKMC
BNY Mellon US Small Cap Core Equity ETF | BNY Mellon US Small Cap Core Equity ETF
Prospectus:
Trading Symbol	BKSE
BNY Mellon International Equity ETF | BNY Mellon International Equity ETF
Prospectus:
Trading Symbol	BKIE
BNY Mellon Emerging Markets Equity ETF | BNY Mellon Emerging Markets Equity ETF
Prospectus:
Trading Symbol	BKEM
BNY Mellon Core Bond ETF | BNY Mellon Core Bond ETF
Prospectus:
Trading Symbol	BKAG
BNY Mellon High Yield Beta ETF | BNY Mellon High Yield Beta ETF
Prospectus:
Trading Symbol	BKHY